Pay vs Performance Disclosure	12 Months Ended
	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]
The following table shows the total compensation for our NEOs for the past three fiscal years as set forth in the Summary Compensation Table, the “Compensation Actually Paid” (or “CAP”) to our CEO, and, on an average basis, our other NEOs, our TSR, the TSR of the S&P Life & Health Insurance index over the same period, our net income, and our principal financial measure for compensation purposes, Adjusted Return on Equity. CAP figures do not reflect the actual amount of compensation earned by or paid to our NEOs during the applicable year. For information regarding the decisions made by our Compensation Committee in regard to the NEOs’ compensation for each fiscal year, please see the Compensation Discussion & Analysis section of the proxy statement reporting pay for the fiscal years covered in the Pay Versus Performance table.

Year	Summary Compensation Table Total for PEO(1)	Compensation Actually Paid to PEO(2)(6)	Average Summary Compensation Table Total for Non-PEO NEOs(3)	Average Compensation Actually Paid to Non-PEO NEOs(2)(6)	Value of Initial Fixed $100 Investment Based On:		Net Income*	Adjusted Return on Equity(5)
					Total Shareholder Return	Peer Group Total Shareholder Return(4)
2022	$15,776,291	$32,797,790	$5,168,408	$8,807,465	$146.94	$136.53	$4,201	13.7%
2021	$15,728,233	$27,847,653	$4,757,806	$7,213,661	$116.29	$123.73	$4,325	16.1%
2020	$22,613,727	$13,548,137	$4,207,154	$2,770,566	$86.42	$90.52	$4,778	15.0%
*    in Millions
(1)The Principal Executive Officer (“PEO”) in fiscal years 2022, 2021, and 2020 is Daniel P. Amos.
(2)Adjustments have been made using stock option fair values as of each measurement date using the stock price as of the measurement date and the same assumptions that were used for stock options granted that year. Performance-based restricted share grant date fair values are calculated using ASC 718 at target-level performance. The Company’s valuation assumptions are described in Note 12, “Share-Based Compensation,” in the Notes to the Consolidated Financial Statements in the Company’s Annual Report on Form 10-K filed with the SEC for the year ended December 31, 2022. Adjustments have been made using the stock price and performance accrual modifier as of year-end and as of the date of vest, as applicable.
(3)The NEOs included in the calculation of average NEO compensation in fiscal years 2022, 2021, and 2020 are Max K. Brodén, Frederick J. Crawford, Eric M. Kirsch, and Audrey Boone Tillman.
(4)The peer group used for Total Shareholder Return is the S&P Life & Health Insurance index.
(5)Adjusted Return on Equity (AROE) is defined as Adjusted Earnings, excluding the impact of foreign currency, divided by Adjusted Book Value. AROE, Adjusted Earnings excluding the impact of foreign currency, and Adjusted Book Value are not calculated in accordance with GAAP. See Appendix A to this Proxy Statement for definitions for these non-GAAP financial measures and reconciliations to the most directly comparable GAAP measures.
(6)SEC rules require certain adjustments be made to the Summary Compensation Table totals to determine the Compensation Actually Paid as reported in the Pay vs. Performance Table. CAP does not necessarily represent cash and/or equity value transferred to the applicable NEO without restriction, but rather is a value calculated under applicable SEC rules. In general, CAP is calculated as Summary Compensation Table total compensation adjusted to reflect certain changes in the fair market value of outstanding equity awards as of December 31 of the applicable year or, if earlier, the vesting date (rather than the grant date), and an adjustment for the aggregate value of service costs and prior service costs of pension benefits. No adjustment is made for dividends as dividends are factored into the fair market value of the award. The following table details these adjustments:

Year	Executive(s)	Summary Compensation Table Total	Subtract change in actuarial present value of pension	Subtract grant date fair value of stock awards granted during the fiscal year	Add aggregate value of service costs and prior service costs of pension benefits	Add year-end value of stock awards granted during the fiscal year	Add change in value of stock awards granted in prior years	Add change in value of vested stock awards granted in prior years	Compensation Actually Paid
2022	CEO	$15,776,291	$0	($9,495,081)	$0	$11,062,631	$14,073,792	$1,380,157	$32,797,790
	Other NEOs	$5,168,408	$0	($2,212,712)	$16,124	$2,578,010	$2,958,342	$299,293	$8,807,465
2021	CEO	$15,728,233	$0	($9,122,925)	$0	$11,817,648	$8,615,430	$809,267	$27,847,653
	Other NEOs	$4,757,806	($20,722)	($1,905,211)	$16,359	$2,418,346	$1,507,483	$439,600	$7,213,661
2020	CEO	$22,613,727	($8,514,587)	($8,471,063)	$0	$7,297,544	$683,122	($60,606)	$13,548,137
	Other NEOs	$4,207,154	($987,130)	($1,520,233)	$18,459	$1,309,629	($116,934)	($140,379)	$2,770,566

Company Selected Measure Name	Adjusted Return on Equity
Named Executive Officers, Footnote [Text Block]	The NEOs included in the calculation of average NEO compensation in fiscal years 2022, 2021, and 2020 are Max K. Brodén, Frederick J. Crawford, Eric M. Kirsch, and Audrey Boone Tillman.	The NEOs included in the calculation of average NEO compensation in fiscal years 2022, 2021, and 2020 are Max K. Brodén, Frederick J. Crawford, Eric M. Kirsch, and Audrey Boone Tillman.	The NEOs included in the calculation of average NEO compensation in fiscal years 2022, 2021, and 2020 are Max K. Brodén, Frederick J. Crawford, Eric M. Kirsch, and Audrey Boone Tillman.
Peer Group Issuers, Footnote [Text Block]	The peer group used for Total Shareholder Return is the S&P Life & Health Insurance index.
PEO Total Compensation Amount	$ 15,776,291	$ 15,728,233	$ 22,613,727
PEO Actually Paid Compensation Amount	$ 32,797,790	27,847,653	13,548,137
Adjustment To PEO Compensation, Footnote [Text Block]	SEC rules require certain adjustments be made to the Summary Compensation Table totals to determine the Compensation Actually Paid as reported in the Pay vs. Performance Table. CAP does not necessarily represent cash and/or equity value transferred to the applicable NEO without restriction, but rather is a value calculated under applicable SEC rules. In general, CAP is calculated as Summary Compensation Table total compensation adjusted to reflect certain changes in the fair market value of outstanding equity awards as of December 31 of the applicable year or, if earlier, the vesting date (rather than the grant date), and an adjustment for the aggregate value of service costs and prior service costs of pension benefits. No adjustment is made for dividends as dividends are factored into the fair market value of the award. The following table details these adjustments:

Year	Executive(s)	Summary Compensation Table Total	Subtract change in actuarial present value of pension	Subtract grant date fair value of stock awards granted during the fiscal year	Add aggregate value of service costs and prior service costs of pension benefits	Add year-end value of stock awards granted during the fiscal year	Add change in value of stock awards granted in prior years	Add change in value of vested stock awards granted in prior years	Compensation Actually Paid
2022	CEO	$15,776,291	$0	($9,495,081)	$0	$11,062,631	$14,073,792	$1,380,157	$32,797,790
	Other NEOs	$5,168,408	$0	($2,212,712)	$16,124	$2,578,010	$2,958,342	$299,293	$8,807,465
2021	CEO	$15,728,233	$0	($9,122,925)	$0	$11,817,648	$8,615,430	$809,267	$27,847,653
	Other NEOs	$4,757,806	($20,722)	($1,905,211)	$16,359	$2,418,346	$1,507,483	$439,600	$7,213,661
2020	CEO	$22,613,727	($8,514,587)	($8,471,063)	$0	$7,297,544	$683,122	($60,606)	$13,548,137
	Other NEOs	$4,207,154	($987,130)	($1,520,233)	$18,459	$1,309,629	($116,934)	($140,379)	$2,770,566

Non-PEO NEO Average Total Compensation Amount	$ 5,168,408	4,757,806	4,207,154
Non-PEO NEO Average Compensation Actually Paid Amount	$ 8,807,465	7,213,661	2,770,566
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]	SEC rules require certain adjustments be made to the Summary Compensation Table totals to determine the Compensation Actually Paid as reported in the Pay vs. Performance Table. CAP does not necessarily represent cash and/or equity value transferred to the applicable NEO without restriction, but rather is a value calculated under applicable SEC rules. In general, CAP is calculated as Summary Compensation Table total compensation adjusted to reflect certain changes in the fair market value of outstanding equity awards as of December 31 of the applicable year or, if earlier, the vesting date (rather than the grant date), and an adjustment for the aggregate value of service costs and prior service costs of pension benefits. No adjustment is made for dividends as dividends are factored into the fair market value of the award. The following table details these adjustments:

Year	Executive(s)	Summary Compensation Table Total	Subtract change in actuarial present value of pension	Subtract grant date fair value of stock awards granted during the fiscal year	Add aggregate value of service costs and prior service costs of pension benefits	Add year-end value of stock awards granted during the fiscal year	Add change in value of stock awards granted in prior years	Add change in value of vested stock awards granted in prior years	Compensation Actually Paid
2022	CEO	$15,776,291	$0	($9,495,081)	$0	$11,062,631	$14,073,792	$1,380,157	$32,797,790
	Other NEOs	$5,168,408	$0	($2,212,712)	$16,124	$2,578,010	$2,958,342	$299,293	$8,807,465
2021	CEO	$15,728,233	$0	($9,122,925)	$0	$11,817,648	$8,615,430	$809,267	$27,847,653
	Other NEOs	$4,757,806	($20,722)	($1,905,211)	$16,359	$2,418,346	$1,507,483	$439,600	$7,213,661
2020	CEO	$22,613,727	($8,514,587)	($8,471,063)	$0	$7,297,544	$683,122	($60,606)	$13,548,137
	Other NEOs	$4,207,154	($987,130)	($1,520,233)	$18,459	$1,309,629	($116,934)	($140,379)	$2,770,566

Compensation Actually Paid vs. Total Shareholder Return [Text Block]

CAP vs. Company and Peer Group TSR

Compensation Actually Paid vs. Net Income [Text Block]

CAP vs. Company Net Income

Compensation Actually Paid vs. Company Selected Measure [Text Block]

CAP vs. Adjusted Return on Equity

Tabular List [Table Text Block]

Seven Most Important Company Performance Measures for Determining NEO Compensation:
•Adjusted Return on Shareholders’ Equity	•U.S. Segment Earned Premium	•Japan Segment Earned Premium
•Adjusted Earnings per diluted Share (excluding foreign currency effect)	•Japan Segment New Annualized Premium	•Net Investment Income - Aflac Global Investments
•U.S. Segment New Annualized Premium

Total Shareholder Return Amount	$ 146.94	116.29	86.42
Peer Group Total Shareholder Return Amount	136.53	123.73	90.52
Net Income (Loss)	$ 4,201,000,000	$ 4,325,000,000	$ 4,778,000,000
Company Selected Measure Amount	0.137	0.161	0.150
PEO Name	Daniel P. Amos	Daniel P. Amos	Daniel P. Amos
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name	•Adjusted Return on Shareholders’ Equity
Non-GAAP Measure Description [Text Block]	Adjusted Return on Equity (AROE) is defined as Adjusted Earnings, excluding the impact of foreign currency, divided by Adjusted Book Value. AROE, Adjusted Earnings excluding the impact of foreign currency, and Adjusted Book Value are not calculated in accordance with GAAP. See Appendix A to this Proxy Statement for definitions for these non-GAAP financial measures and reconciliations to the most directly comparable GAAP measures.
Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name	•Adjusted Earnings per diluted Share (excluding foreign currency effect)
Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name	•U.S. Segment New Annualized Premium
Measure [Axis]: 4
Pay vs Performance Disclosure [Table]
Measure Name	•U.S. Segment Earned Premium
Measure [Axis]: 5
Pay vs Performance Disclosure [Table]
Measure Name	•Japan Segment New Annualized Premium
Measure [Axis]: 6
Pay vs Performance Disclosure [Table]
Measure Name	•Japan Segment Earned Premium
Measure [Axis]: 7
Pay vs Performance Disclosure [Table]
Measure Name	•Net Investment Income - Aflac Global Investments
PEO [Member] | Change In Actuarial Present Value Of Pension [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ 0	$ 0	$ (8,514,587)
PEO [Member] | Grant Date Fair Value Of Stock Awards Granted During Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(9,495,081)	(9,122,925)	(8,471,063)
PEO [Member] | Value Of Service Costs And Prior Service Costs Of Pension Benefits [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
PEO [Member] | Year-end Value Of Stock Awards Granted During Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	11,062,631	11,817,648	7,297,544
PEO [Member] | Change In Value Of Stock Awards Granted In Prior Years [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	14,073,792	8,615,430	683,122
PEO [Member] | Change In Value Of Vested Stock Awards Granted In Prior Years [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	1,380,157	809,267	(60,606)
Non-PEO NEO [Member] | Change In Actuarial Present Value Of Pension [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	(20,722)	(987,130)
Non-PEO NEO [Member] | Grant Date Fair Value Of Stock Awards Granted During Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(2,212,712)	(1,905,211)	(1,520,233)
Non-PEO NEO [Member] | Value Of Service Costs And Prior Service Costs Of Pension Benefits [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	16,124	16,359	18,459
Non-PEO NEO [Member] | Year-end Value Of Stock Awards Granted During Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	2,578,010	2,418,346	1,309,629
Non-PEO NEO [Member] | Change In Value Of Stock Awards Granted In Prior Years [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	2,958,342	1,507,483	(116,934)
Non-PEO NEO [Member] | Change In Value Of Vested Stock Awards Granted In Prior Years [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ 299,293	$ 439,600	$ (140,379)